COMMITMENTS AND CONTINGENCIES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Operating lease commitments
Rental expenses	$ 14,881	90,085	92,493	57,689
2014	15,714	95,125
2015	8,461	51,219
2016	4,738	28,686
2017	4,182	25,320
2018	4,250	25,726
Thereafter	11,399	69,005
Total	48,744	295,081
Capital commitments
2014	5,525	33,445
2015	671	4,060
2016	1,101	6,668
2017
2018 and thereafter
Capital commitments under non-cancelable construction contracts	$ 7,297	44,173